Income from operations - Disaggregation of Sale per segment (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Income from operations - Text Details (Detail) [Line Items]
Total revenue		€ 18,121	[1]	€ 17,780	€ 17,422
Revenue from contracts with customers		17,784
Revenue From Other Sources	[2],[3]	338
Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		14,270
Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		3,514
Connected Care & Health Informatics [Member]
Income from operations - Text Details (Detail) [Line Items]
Total revenue		3,084	[4]	3,163	3,158
Revenue from contracts with customers		3,038
Revenue From Other Sources	[5]	46
Connected Care & Health Informatics [Member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		2,124
Connected Care & Health Informatics [Member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		914
Diagnosis & Treatment [Member]
Income from operations - Text Details (Detail) [Line Items]
Total revenue		7,245	[4]	6,891	6,686
Revenue from contracts with customers		7,212
Revenue From Other Sources	[5]	34
Diagnosis & Treatment [Member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		4,883
Diagnosis & Treatment [Member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		2,328
Other [Member]
Income from operations - Text Details (Detail) [Line Items]
Total revenue		564	[4]	416	479
Revenue from contracts with customers		564
Revenue From Other Sources	[5]	0
Other [Member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		310
Other [Member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		254
Personal Health [Member]
Income from operations - Text Details (Detail) [Line Items]
Total revenue		7,228	[4]	7,310	7,099
Revenue from contracts with customers		6,969
Revenue From Other Sources	[5]	258
Personal Health [Member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		6,952
Personal Health [Member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		18
Philips Group [Member]
Income from operations - Text Details (Detail) [Line Items]
Total revenue		18,121	[4]	€ 17,780	€ 17,422
Revenue from contracts with customers		17,784
Revenue From Other Sources	[5]	338
Philips Group [Member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		14,270
Philips Group [Member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		€ 3,514

[1]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[2]	Other sources mainly includes leases
[3]	Sales from other sources mainly includes leases
[4]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[5]	Sales from other sources mainly includes leases